Income taxes	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income taxes
17. Income taxes:
The following table presents a disaggregation of
Income tax expense
as reported in the consolidated statements of income for the years ended March 31, 2024 and 2025 between current and deferred tax expenses and between domestic income tax benefits or expenses recognized by the Company and other subsidiaries in Japan and income tax benefits or expenses recognized by overseas foreign subsidiaries.

	Millions of yen
	Year ended March 31
	2024	2025
Current:
Domestic	¥74,117	¥89,845
Foreign	22,825	23,305

Subtotal	96,942	113,150

Deferred:
Domestic	2,566	9,784
Foreign	(2,878)	1,775

Subtotal	(312)	11,559

Total	¥96,630	¥124,709

Nomura adopted ASU 2023-09 “
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
” prospectively for the year ended March 31, 2026. The ASU has introduced new disclosures, including a breakdown of income before income taxes between domestic and foreign operations and has also made certain changes to the disclosure of the reconciliation of the domestic Japanese national statutory tax rate to the effective tax rate and tax paid.
The following table presents a disaggregation of
Income before income taxes as
reported in the consolidated statement of income for the year ended March 31, 2026 between domestic and foreign operations. See Note 23 “
Segment and geographic information”
for details of
Income before income taxes
by geographical locations.

Millions of yen
Year ended March 31
2026
Income before income taxes:
Domestic	¥448,291
Foreign	91,530

Total	¥539,821

The following table presents a disaggregation of
Incom
e tax exp
ense
as reported in the consolidated statement of income for the year ended March 31, 2026, by the nature of the tax expense and specifically whether such tax expense is incurred in con
nection with domestic Japanese national, domestic Japanese local taxes or foreign taxes. Foreign tax expense amounts represent income tax expenses imposed by jurisdictions outside Japan.

Millions of yen
Year ended March 31
2026
Current:
Domestic national tax	¥108,070
Domestic local tax	23,725
Foreign taxes	25,295

Subtotal	157,090

Deferred:
Domestic national tax	19,936
Domestic local tax	6,163
Foreign taxes	(17,750)

Subtotal	8,349

Total Income Tax expense (benefit)
Domestic national tax	128,006
Domestic local tax	29,888
Foreign taxes	7,545

Total	¥165,439

The income tax benefit recognized from operating losses for the years ended March 31, 2024, 2025 and 2026 was ¥1,901 million, ¥6,086 million and ¥5,298 million, respectively, which is included within deferred income tax expense above.
The Company and its wholly-owned domestic subsidiaries have applied the Group Tax Sharing system in Japan. The Group Tax Sharing system is only available for a national tax.
Effective statutory tax rate reconciliation
Foreign subsidiaries are subject to income taxes of the countries in which they operate. The relationship between income tax expense and accounting income (loss) before income taxes is affected by a number of items, including various tax credits, non-taxable income, non-deductible expenses, changes in deferred tax valuation allowance and different tax rates applicable to foreign subsidiaries.

The following table presents a reconciliation of Nomura’s effective statutory tax rate to the effective tax rate for the years ended March 31, 2024 and 2025, and is based on applicable U.S. GAAP requirements prior to the adoption of ASU 2023-09. Nomura’s effective statutory tax rate represents the blended rate that combines the Japanese national tax rate and other Japanese local taxes. The effective tax rate represents total
Income
tax
expense
as a percentage of
Income (loss) before income taxes
as reported in the consolidated statement of income for the years presented.

	Year ended March 31
	2024	2025
Nomura’s effective statutory tax rate	31.0%	31.0%
Impact of:
Changes in deferred tax valuation allowances	3.9	(5.3)
Additional taxable income	0.2	1.3
Non-deductible expenses	6.0	3.2
Non-taxable income	(2.5)	(1.6)
Dividends from foreign subsidiaries	0.0	0.0
Tax effect of undistributed earnings of foreign subsidiaries	(0.2)	0.0
Different tax rate applicable to income (loss) of foreign subsidiaries	(0.2)	(2.5)
Effect of changes in foreign tax laws	0.0	0.0
Effect of changes in domestic tax laws	—	0.4
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates	(0.0)	(0.0)
Other	(2.9)	(0.1)

Effective tax rate	35.3%	26.4%

The following table presents a reconciliation of the expected Japanese national income tax expense, calculated by applying the Japanese national statutory tax rate, to Nomura’s actual income tax expense, and the effective tax rate for the year ended March 31, 2026. The effective tax rate represents total
Income tax expense
as a percentage of
Income (loss) before income taxes
as reported in the consolidated statement of income for the year ended March 31, 2026.

	Millions of yen
	Year ended March 31
	2026
	Amount	Percent
Japan national statutory tax rate	¥138,194	25.6%
Japan local tax, net of national tax effect (1)	29,213	5.4
Increase/(decrease) in taxes resulting from:
Foreign tax effects
U.S.
Changes in deferred tax valuation allowances (2)	(43,725)	(8.1)
Other	2,159	0.4
U.K.
Changes in deferred tax valuation allowances	9,717	1.8
Other	(1,619)	(0.3)
India
Undistributed earnings of foreign subsidiaries	7,557	1.4
Other	540	0.1

	Millions of yen
	Year ended March 31
	2026
	Amount	Percent
Other jurisdictions	6,478	1.2

Non-deductible expenses
Stock-based compensation awards	10,610	2.0
Other	3,426	0.6
Changes in deferred tax valuation allowances	4,319	0.8
Non-taxable income	(2,699)	(0.5)
Tax credits	(2,699)	(0.5)
Effect of cross-border tax laws	3,239	0.6
Unrecognized tax benefit	5,039	0.9
Other	(4,310)	(0.8)

Effective tax rate	¥165,439	30.6%

(1)	The tax effects in this category primarily relate to local Japanese taxes arising in Tokyo
(2)	Primarily due to improved profitability and increase in taxable temporary differences resulted in release of certain valuation allowance.
The following table presents a disaggregation of total income tax paid to taxing authorities (net of refunds received) for the year ended March 31, 2026 between domestic Japanese national taxes, domestic Japanese local taxes and foreign taxes.

Millions of yen
Year ended March 31
2026
Domestic National Tax	¥74,617

Domestic Local Tax
Tokyo	13,182
Other	7,979
Subtotal	21,161

Foreign Tax	23,074

Total	¥118,852

The following table presents the significant components of deferred tax assets and liabilities as of March 31, 2025 and 2026, before offsetting of amounts which relate to the same tax-paying
component within a particular tax jurisdiction.

	Millions of yen
	March 31
	2025	2026
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥38,105	¥43,007
Investments in subsidiaries and affiliates	310	3,604
Valuation of financial instruments	123,754	128,286
Accrued pension and severance costs	6,571	5,224
Other accrued expenses and provisions	86,813	118,047
Operating losses	462,392	477,481
Lease liabilities	45,937	39,964
Other	19,994	20,477

Gross deferred tax assets	783,876	836,090
Less — Valuation allowances	(571,017)	(588,426)

Total deferred tax assets	212,859	247,664

Deferred tax liabilities
Investments in subsidiaries and affiliates	120,341	129,826
Valuation of financial instruments	107,997	98,372
Undistributed earnings of foreign subsidiaries	3,014	17,816
Valuation of fixed assets and intangible assets	22,930	58,329
Right-of-use assets	41,413	35,219
Other	5,760	13,030

Total deferred tax liabilities	301,455	352,592

Net deferred tax assets (liabilities)	¥(88,596)	¥(104,928)

After offsetting deferred tax assets and liabilities which relate to the same tax-paying
component within a particular tax jurisdiction, net deferred tax assets reported within
Other assets
—
Other
in the consolidated balance sheets were ¥25,224 million and ¥41,778 million as of March 31, 2025 and 2026, respectively and net deferred tax liabilities reported within
Other liabilities
in the consolidated balance sheets were ¥113,820 million and ¥146,706 million as of March 31, 2025 and 2026, respectively.
As of March 31, 2026, no deferred tax liabilities have been recognized for undistributed earnings of foreign subsidiaries which are not expected to be remitted in the foreseeable future. It is not practicable to determine the amount of income taxes payable in the event all such foreign earnings are repatriated.

Deferred taxes
The following table presents changes in total valuation allowances recognized against deferred tax assets for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024		2025		2026
Balance at beginning of year	¥515,068		¥595,668		¥571,017
Net change during the year	80,600	(1)	(24,651	) (2)	17,409	(3)

Balance at end of year	¥595,668		¥571,017		¥588,426

(1)
Primarily includes an increase of ¥83,838 million of valuation allowances on deferred tax assets of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥3,238 million of valuation allowances on deferred tax assets related to Japanese subsidiaries and the Company primarily due to a utilization of loss carryforwards. In total, ¥80,600 million of allowances increased.

(2)
Primarily includes a decrease of ¥21,610 million of valuation allowances on deferred tax assets of certain foreign subsidiaries primarily due to a decrease in operating loss carryforwards, and a reduction of ¥3,041 million of valuation allowances on deferred tax assets related to Japanese subsidiaries and the Company primarily due to a utilization of loss carryforwards. In total, ¥24,651 million of allowances decreased.

(3)
Primarily includes an increase of ¥12,691 million of valuation allowances on deferred tax assets primarily related to valuation of financial instruments of certain foreign subsidiaries. While valuation allowances on deferre
d tax
assets of foreign subsidiaries related to operating loss carryforwards had increases due to foreign exchange, valuation allowances of certain foreign subsidiaries had decreases in operating loss carryforwards due to utilization by improved profitability, resulting in an immaterial net change during the year. In addition, there was an increase of ¥4,718 million of valuation allowances on deferred tax assets related to Japanese subsidiaries and the Company primarily due to an increase of valuation allowances of Investments in subsidiaries and affiliates. In total, ¥17,409 million of allowances increased.

As of March 31, 2026, total operating loss carryforwards were ¥2,308,076 million, which included ¥307,780 million relating to the Company and domestic subsidiaries, ¥852,730 million relating to foreign subsidiaries in U.K., ¥665,526 million relating to foreign subsidiaries in U.S., ¥380,924 million relating to foreign subsidiaries in Hong Kong, and ¥101,116 million relating to foreign subsidiaries in other tax jurisdictions. Of this total amount, ¥1,539,348 million can be carried forward indefinitely, ¥729,875 million expires by March 31, 2036 and ¥38,853 million expires in later fiscal years.
In determining the amount of valuation allowances to be recognized as of March 31, 2026, Nomura considered all available positive and negative evidence around the likelihood that sufficient future taxable income will be generated to realize the deferred tax assets in the relevant tax jurisdiction of the Company, its domestic subsidiaries and foreign subsidiaries. In Japan and other tax jurisdictions where certain domestic and foreign subsidiaries have experienced cumulative operating losses in recent years, these losses provide the most verifiable negative evidence available and outweigh positive evidence. On the other hand, for certain foreign subsidiaries of the Company upon review and weighing in available positive evidences, we determined that it is more likely than not that a portion of the deferred tax assets related to operating loss carryforwards should be realized. Accordingly, we released a portion of the valuation allowances against those deferred tax assets.

While Nomura has considered certain future tax planning strategies as a potential source of future taxable income, such strategies are not relied upon as significant positive evidence resulting in a reduction of valuation allowances in any major tax jurisdiction in which Nomura operates as of March 31, 2025 and 2026. In addition, valuation allowances have not been significantly reduced in any of these periods as a result of changing the weighting applied to positive or negative evidence in any of the major tax jurisdictions in which Nomura operates by certain tax planning strategies.
The determination of whether deferred tax assets will be realized, and therefore whether a valuation allowance is required, is inherently subjective and often requires management judgment around the future profitability of Nomura entities, an interpretation of tax rules by courts and regulatory authorities and tax examinations by taxing authorities, and the appropriate weighting of positive and negative evidence around the likelihood that sufficient future taxable income will be generated to realize deferred tax assets in the relevant tax jurisdiction.
As a result

of the Macquarie Acquisition, deferred tax assets and deferred tax liabilities of ¥
10,479
 million and ¥
11,820
 million, respectively, were assumed and additional deferred tax assets and deferred tax liabilities of ¥
929
 million and ¥
14,476
 million, respectively recognized as of March 31, 2026. These arose from recognition of additional employee liabilities and intangible assets as part of the acquisition. The expected reversal of the assumed and established net deferred tax liabilities led to a valuation allowance release of ¥
12,769
 million.
Unrecognized tax benefits
The following table presents changes in Nomura’s unrecognized tax benefits for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Balance at beginning of year	¥34,763	¥41,437	¥48,462
Increases based on tax positions related to the current period	5,076	6,791	8,551
Increases based on tax positions related to the prior periods	608	866	17
Decreases related to lapse of the applicable statute of limitations	(3,812)	—	(1,957)
Exchange rate fluctuations	4,802	(632)	3,433

Balance at end of year	¥41,437	¥48,462	¥58,506

The amounts of unrecognized tax benefits which would reduce Nomura’s effective tax rate in future periods if recognized for the years ended March 31, 2024, 2025, and 2026, were ¥10,057 million, ¥17,561 million, and ¥
25,658
 million, respectively. The remaining balance would not impact the effective tax rate as it is expected to increase operating loss carryforwards and corresponding valuation allowance.
There were also no significant movements of the amount of interest and penalties recognized due to unrecognized tax benefits during the years ended March 31, 2024, and 2025. During the year ended March 31, 2026, the total amount of unrecognized tax benefits includes ¥1,493 million of interest, and there was no movement in the amount of penalties.
Examinations by taxing authorities
Nomura operates in multiple tax jurisdictions and faces audits from various taxing authorities regarding many issues including, but not limited to, transfer pricing, the deductibility of certain expenses, foreign tax credits and other matters.

The table below presents information regarding the earliest year in which Nomura remains subject to examination in the major tax jurisdictions in which Nomura operates as of March 31, 2026.

Jurisdiction	Year ended March 31,
Japan	2021	(1)
United Kingdom	2016	(2)
United States	2023
India	2020	(3)
Singapore	2021

(1)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the year ended March 31, 2019.
(2)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the year ended March 31, 2016.
(3)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the year ended March 31, 2008.